Other financial assets, current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)
Other financial assets, current
Total		₨ 63,640	$ 734	₨ 47,767
Interest reinvested on current term deposits	₨ 98,472	82,603
Interest accrued on term deposits
Other financial assets, current
Total		37,051		6,883
Interest accrued on advances to related parties
Other financial assets, current
Total				70
Security deposits
Other financial assets, current
Total		₨ 26,589		₨ 40,814
Security deposits | Minimum
Other financial assets, current
Tenure for security deposits	1 year
Security deposits | Maximum
Other financial assets, current
Tenure for security deposits	6 years